Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 148,070	$ 83,614	$ 41,604
Current liabilities	8,754	14,990
Cash and cash equivalents held in USD	144,905
Credit facility denominated in USD	$ 121,221
Foreign exchange rate	0.10
Foreign exchange gain (loss)	$ (270)	$ (326)
Exar Capital B.V.
Disclosure Of Financial Instruments [Line Items]
Joint operation borrowings	34,562
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	148,070
Current liabilities	8,754
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain (loss)	$ 1,088